SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

On November 18, 2013, the shareholders resolved to increase the authorized share capital of the Company to 120,000,000 ordinary shares with a par value of ILS 0.01 each. The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Private placement

On December 3, 2015, (the “Effective date”), the Company completed a private placement of 4,436,898 ordinary shares for gross proceeds of $10,125 pursuant to a Securities Purchase Agreement (the “SPA”) with Investors. The purchase price per share was $2.282 per share, which was the average closing price of an ordinary share on the Nasdaq Global Select Market for the 30 trading days ending on December 1, 2015. According to the terms in the SPA, in the event that on September 1, 2016 the 15-trading day weighted average price of an ordinary share is less than $2.624, the per share purchase price will be adjusted downward 1% for each whole 1% that it is lower than such price, up to a maximum adjustment of 15%, and the Company will issue to the Investors such number of additional ordinary shares as is necessary so that each of the Investors will receive such number of ordinary shares in total that it would have purchased at the closing of the private placement at such lower price (the “Share Settlement”).

Under ASC 480 "Distinguish Liabilities from Equity" as the investors can't sell, dispose of or otherwise transfer, directly or indirectly, the Ordinary Shares and retain the future right for Share Settlement, it was concluded that the Share Settlement is considered legally as embedded financial instrument. In addition, according to ASC 815-40 "Contracts in Entity's Own Equity", because the only variable that can affect the potential settlement amount is the Company's share price, and since the Company has sufficient authorized and unissued shares exists at the Effective Date and as of December 31, 2015 after taking into account the maximum number of shares that could be required to be delivered during the contract period under existing commitments, the Share Settlement is classified as a shareholders' equity.

On November 30, 2015, the Company entered into Registration Rights Agreement (the "Agreement") with the Purchaser, pursuant to which the Company shall use its commercially reasonable efforts in order to file a registration statement on Form F-3 for the resale of the aforesaid Ordinary shares issued within timeframe as detailed in the Agreement. If it does not meet the abovementioned registration obligations, the Company may incur liquidated damages equal to the product of 1.0% multiplied by the aggregate Subscription Amount up to 10% of the Subscription Amount.

c.	Stock Options, Restricted Stock Units and Warrants

The stock-based compensation included in the operating costs and expenses for the years prior to 2014, derives from equity awards that were granted under the option plans of Conduit, the previous owner of the ClientConnect business. In 2014, following the acquisition of ClientConnect on January 2, 2014 and the conversion of all outstanding equity awards of ClientConnect employees into stock options of Perion's shares, the stock-based compensation expenses derive from both, equity awards that were granted under Conduit as well as equity awards that were granted under the Company's Equity Incentive Plan (the "Plan").

Perion's Plan was initially adopted in 2003 and had an initial term of ten years from adoption. On December 9, 2012, the Company's Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company's Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between 1 and 3 years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2015, there were 5,545,844 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company's service-based stock options for the year ended December 31, 2015:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	3,339,412	$8.85	2.93	$348
Granted	3,859,500	$3.12
Exercised	(6,923)	$2.00
Cancelled	(1,724,652)	$7.33

Outstanding at December 31, 2015	5,467,337	$5.30	3.17	$1,709

Exercisable at December 31, 2015	1,136,243	$7.66	1.93	$131

Vested and expected to vest at December 31, 2015	4,236,510	$5.80	3.02	$1,319

The weighted-average grant-date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was $3.00, $4.49 and $1.14, respectively.

The aggregate intrinsic value of the outstanding stock options at December 31, 2015, represents the intrinsic value of 3,050,761 outstanding options that are in-the-money as of such date. The remaining 2,416,576 outstanding options are out-of-the-money as of December 31, 2015, and their intrinsic value was considered as zero. Total intrinsic value of options exercised during the years ended December 31, 2014, and 2015 was $11,218 and $9, respectively.

The number of options expected to vest reflect an estimated forfeiture rate.

The following table summarizes the activities for the Company's performance-based stock options for the year ended December 31, 2015:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	-	-	-	-
Granted	3,950,000	$2.37
Exercised	-	-		-
Cancelled	(400,000)	2.28

Outstanding at December 31, 2015	3,550,000	$2.38	4.93	$4,793

Exercisable at December 31, 2015	-	-	-	-

Vested and expected to vest at December 31, 2015	2,676,859	$2.38	4.93	$3,550

The performance based options vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.

The weighted-average grant-date fair value of performance-based options granted during the year ended December 31, 2015, was $0.90.

The aggregate intrinsic value of the outstanding performance-based options at 2015, represents the intrinsic value of 3,550,000 outstanding options that are in-the-money as of such date.

The number of options expected to vest reflect an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable stock options under the Company's Stock Option Plan as of December 31, 2015:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.34-$2.00	95,261	2.93	$1.89	74,044	2.90	$1.86
$2.11-$2.52	4,455,000	4.68	$2.28	-	-	-
$3.27-$3.77	2,505,500	3.41	$3.53	-	-	-
$4.04 -$6.93	484,229	2.27	$5.14	414,283	1.73	$5.12
$7.11-$9.93	334,443	1.17	$8.18	261,441	0.82	$8.14
$10.06-$11.94	1,004,779	2.52	$11.26	301,061	2.74	$10.75
$12.56-$13.54	138,125	3.62	$12.66	85,414	2.59	$12.66

	9,017,337	3.83	$4.15	1,136,243	1.93	$7.66

The following table summarizes the activities for the Company's RSUs for the year ended December 31, 2015:

	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2015	1,397,300	$12.45
Granted	-	-
Vested	(366,398)	$12.39
Cancelled	(338,582)	$12.11

Unvested at December 31, 2015	692,320	$12.64

Expected to vest after December 31, 2015	605,061	$12.64

RSUs expected to vest after December 31, 2015 reflect an estimated forfeiture rate.

The Company recognized share-based compensation expenses related to its stock-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$-	$249	$247
Research and development	1,077	2,435	1,036
Selling and marketing	690	2,944	1,856
General and administrative	8,638	9,297	4,290
Restructuring costs	-	220	-

Total	$10,405	$15,145	$7,429

Share-based compensation in discontinued operations	$2,815	$-	$-

As of December 31, 2015, there was $6,597 of unrecognized compensation cost related to outstanding stock options and RSUs, $244 related to outstanding warrants and $2,288 related to outstanding performance-based options. These amounts are expected to be recognized over a weighted-average period of 1.16, 2.48 and 1.52 years, respectively. To the extent the actual forfeiture rate is different from what has been estimated, stock-based compensation related to these awards will differ from the initial expectations.

c.
In connection with the termination of one of the Company officers' employment in 2014, the Company reached a settlement under which it accelerates 479,980 stock options upon termination. In accordance with ASC 718, "Compensation - Stock Compensation", the Company reversed expenses previously recorded in connection with the unvested stock options and remeasured the award as of the termination date. Total incremental expense incurred in connection with the acceleration amounted to approximately $4,800 and is included in general and administrative expenses.

d.
In connection with the restructuring in November 2014 (see Note 15), the Company accelerated 33,333 RSUs of one of its officers. Total incremental expense incurred in connection with the acceleration amounted to $220 and is included in restructuring charges.

e.
In connection with the Undertone acquisition the Company granted warrants to purchase 200,000 ordinary shares, at a weighted average exercise price of $3.03 to a third-party vendor that provides development services to Undertone. The weighted-average grant-date fair value of the warrants granted was $1.23. Total expense incurred in 2015 was $2.0.